EXPLORATION AND EVALUATION ASSETS - Ontario Projects (Details)	12 Months Ended
	Dec. 31, 2022 ha	Dec. 31, 2021 CAD ($)
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets		$ 28,604
Ontario [Member]
Exploration and Evaluation Assets [Line Items]
Impairment of exploration and evaluation assets		28,604
Lucky Strike project in Kirkland Lake, Ontario [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of interest in mineral licenses	100.00%
Area of hectares of land | ha	11,684
Impairment of exploration and evaluation assets		$ 28,604
Lucky Strike project in Kirkland Lake, Ontario [Member] | Minimum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	1.00%
Lucky Strike project in Kirkland Lake, Ontario [Member] | Maximum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	2.00%